LONG-TERM INVESTMENTS, NET - Schedule of equity method investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Amount	$ 3,848	$ 5,083
Beijing Eastern Media Corporation Ltd. ("BEMC")
Schedule of Equity Method Investments [Line Items]
Ownership percentage		49.00%
Amount		$ 1,186
LMHB
Schedule of Equity Method Investments [Line Items]
Ownership percentage	40.00%	40.00%
Amount	$ 173	$ 178
Less: impairment on equity method investments:	$ (173)	$ (178)
Unicom Air Net Beijing Network Co Ltd
Schedule of Equity Method Investments [Line Items]
Ownership percentage	39.00%	39.00%
Amount	$ 3,848	$ 3,897